As filed with the Securities and Exchange Commission on February 25, 2016

Securities Act File No. 333-142592

Investment Company Act File No. 811-22061

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 192	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 194	☒
(Check appropriate box or boxes)

BLACKROCK FUNDS II

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BLACKROCK FUNDS II

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Margery K. Neale, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019-6099	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 25, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest, par value $0.001 per share.

This filing relates solely to the BlackRock Strategic Income Opportunities Portfolio.

Explanatory Note

This Post-Effective Amendment No. 192 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 194 under the Investment Company Act of 1940, as amended) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock Funds II (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until March 25, 2016, the effectiveness of the Registration Statement for BlackRock Strategic Income Opportunities Portfolio, filed in Post-Effective Amendment No. 170 on November 30, 2015, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 192 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 170 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, BlackRock Funds II (the “Registrant”) certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment No. 192 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York, on February 25, 2016.

BLACKROCK FUNDS II (Registrant) on behalf of its series, BlackRock Strategic Income Opportunities Portfolio

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski, President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 192 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/S/ JOHN M. PERLOWSKI	Trustee, President and Chief Executive Officer (Principal Executive Officer)	February 25, 2016
John M. Perlowski

/S/ NEAL J. ANDREWS	Chief Financial Officer (Principal Financial and Accounting Officer)	February 25, 2016
Neal J. Andrews

JAMES H. BODURTHA*	Trustee
(James H. Bodurtha)

BRUCE R. BOND*	Trustee
(Bruce R. Bond)

VALERIE G. BROWN*	Trustee
(Valerie G. Brown)

DONALD W. BURTON*	Trustee
(Donald W. Burton)

STUART E. EIZENSTAT*	Trustee
(Stuart E. Eizenstat)

KENNETH A. FROOT*	Trustee
(Kenneth A. Froot)

ROBERT M. HERNANDEZ*	Trustee
(Robert M. Hernandez)

JOHN F. O’BRIEN*	Trustee
(John F. O’Brien)

DONALD C. OPATRNY*	Trustee
(Donald C. Opatrny)

ROBERTA COOPER RAMO*	Trustee
(Roberta Cooper Ramo)

DAVID H. WALSH*	Trustee
(David H. Walsh)

FRED G. WEISS*	Trustee
(Fred G. Weiss)

ROBERT FAIRBAIRN*	Trustee
(Robert Fairbairn

HENRY GABBAY*	Trustee
(Henry Gabbay)

*By:	/s/ BENJAMIN ARCHIBALD	February 25, 2016
Benjamin Archibald (Attorney-in-Fact)

SIGNATURES

BlackRock Cayman Strategic Income Opportunities Portfolio I, Ltd. has duly caused this Post-Effective Amendment No. 192 to the Registration Statement of BlackRock Funds II, with respect only to information that specifically relates to BlackRock Cayman Strategic Income Opportunities Portfolio I, Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on February 25, 2016.

BLACKROCK CAYMAN STRATEGIC INCOME OPPORTUNITIES PORTFOLIO I, LTD.

By:	/s/ JOHN M. PERLOWSKI
(John M. Perlowski, Director)

This Registration Statement of BlackRock Funds II, with respect only to information that specifically relates to BlackRock Cayman Strategic Income Opportunities Portfolio I, Ltd., has been signed below by the following persons in the capacities on the dates indicated:

Signature	Title	Date

/S/ JOHN M. PERLOWSKI	Director, BlackRock Cayman Strategic Income Opportunities Portfolio I, Ltd.	February 25, 2016
(John M. Perlowski)

/S/ NEAL J. ANDREWS	Director, BlackRock Cayman Strategic Income Opportunities Portfolio I, Ltd.	February 25, 2016
(Neal J. Andrews)